Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 381,003	$ 970,799
Financial liabilities	3,080,884	2,722,957
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,080,884	2,722,957
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,055,955	1,541,974
Financial liabilities at amortised cost, category | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,328,752	642,338
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	367,005	502,809
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,869
Financial liabilities at amortised cost, category | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,501
Financial liabilities at amortised cost, category | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,235	24,072
Financial liabilities at amortised cost, category | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70,258
Financial liabilities at amortised cost, category | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,753	11,764
Financial liabilities at amortised cost, category | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85,556
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,354,880	969,541
Financial assets at amortised cost, category | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	321,103	172,441
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	973,877	756,677
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,060
Financial assets at amortised cost, category | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,840	38,741
Financial assets at amortised cost, category | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 1,682